Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in available-for-sale securities	$ 15,099	$ 0
Derivatives (included under "Prepaid expenses and other current assets")		3,446
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in available-for-sale securities	15,099
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")		$ 3,446